SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

29.SUBSEQUENT EVENTS

In March 2026, in preparation for its commercial Phase 2, the Company has acquired the brownfield site and industrial facilities adjacent to its greenfield site in Bécancour, Québec, for a total consideration of $2,000.